Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31,
	2020	2019

Cash for immediate withdrawal	$4,283	$2,307
Cash equivalents - short-term deposits (1)	122,887	39,531

	$127,170	$41,838
(1)	The cash equivalents are short-term bank deposits denominated in USD and bear interest at an average annual rate of 0.01% and 1.7% as of December 31, 2020 and 2019, respectively.